Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 4,473	¥ 5,078	¥ 5,542
Interest cost	1,943	1,421	1,216
Expected return on plan assets	(2,734)	(2,766)	(2,702)
Amortization of prior service credit	(65)	(72)	(84)
Amortization of net actuarial loss	(139)	(93)	59
Plan amendments	0	0	0
Settlements	1	(1,347)	0
Net periodic pension cost	3,479	2,221	4,031
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,890	3,268	2,999
Interest cost	4,786	4,091	3,395
Expected return on plan assets	(7,489)	(6,996)	(6,362)
Amortization of prior service credit	(270)	(322)	(354)
Amortization of net actuarial loss	5	9	11
Amortization of transition obligation	0	1	1
Net periodic pension cost	¥ (78)	¥ 51	¥ (310)